UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10387

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.(1)	194,045	$ 10,548,286
Raytheon Technologies Corp.	113,000	10,724,830
		$ 21,273,116
Banks — 12.9%
Bank of America Corp.	480,774	$ 17,154,016
Citigroup, Inc.	81,079	3,908,819
JPMorgan Chase & Co.	288,863	34,478,688
KeyCorp	669,553	12,929,068
PNC Financial Services Group, Inc. (The)	142,029	23,591,017
Truist Financial Corp.	159,821	7,727,345
U.S. Bancorp	187,164	9,088,684
Wells Fargo & Co.	188,847	8,239,395
		$117,117,032
Beverages — 1.0%
Constellation Brands, Inc., Class A	38,140	$ 9,385,873
		$ 9,385,873
Building Products — 0.5%
Carrier Global Corp.	113,000	$ 4,324,510
		$ 4,324,510
Capital Markets — 3.1%
Ameriprise Financial, Inc.	32,971	$ 8,753,471
Goldman Sachs Group, Inc. (The)	62,358	19,049,745
		$ 27,803,216
Chemicals — 1.0%
FMC Corp.	67,011	$ 8,881,638
		$ 8,881,638
Containers & Packaging — 2.2%
Ball Corp.	46,376	$ 3,763,876
Packaging Corp. of America	102,107	16,456,585
		$ 20,220,461
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	462,890	$ 21,431,807
		$ 21,431,807
Security	Shares	Value
Electric Utilities — 3.1%
NextEra Energy, Inc.	392,766	$ 27,894,241
		$ 27,894,241
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,569,556
		$ 8,569,556
Entertainment — 0.2%
Walt Disney Co. (The)(1)	15,247	$ 1,702,023
		$ 1,702,023
Equity Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	47,915	$ 10,899,704
Boston Properties, Inc.	59,105	6,950,748
CubeSmart	174,330	8,282,419
Mid-America Apartment Communities, Inc.	77,009	15,146,130
		$ 41,279,001
Food & Staples Retailing — 1.7%
BJ's Wholesale Club Holdings, Inc.(1)	122,219	$ 7,864,793
Performance Food Group Co.(1)	151,797	7,476,002
		$ 15,340,795
Food Products — 3.2%
Hershey Co. (The)	47,695	$ 10,768,100
Nestle S.A.	138,900	17,931,167
		$ 28,699,267
Health Care Equipment & Supplies — 3.4%
Stryker Corp.	58,093	$ 14,015,517
Teleflex, Inc.	35,064	10,014,980
Zimmer Biomet Holdings, Inc.	58,272	7,036,344
		$ 31,066,841
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	43,786	$ 22,267,370
		$ 22,267,370
Household Durables — 0.8%
D.R. Horton, Inc.	99,360	$ 6,914,462
		$ 6,914,462
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$ 16,202,786
		$ 16,202,786

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.1%
Arch Capital Group, Ltd.(1)	183,981	$ 8,402,412
Travelers Cos., Inc. (The)	64,030	10,952,972
		$ 19,355,384
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	7,924	$ 18,084,073
Alphabet, Inc., Class C(1)	8,199	18,852,207
		$ 36,936,280
IT Services — 3.7%
Euronet Worldwide, Inc.(1)	61,618	$ 7,495,830
Visa, Inc., Class A	122,439	26,095,424
		$ 33,591,254
Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	46,365	$ 25,636,136
		$ 25,636,136
Machinery — 4.6%
Ingersoll Rand, Inc.	353,722	$ 15,549,619
Otis Worldwide Corp.	56,500	4,115,460
Parker-Hannifin Corp.	32,913	8,913,499
Westinghouse Air Brake Technologies Corp.	150,850	13,562,923
		$ 42,141,501
Multi-Utilities — 3.4%
CMS Energy Corp.	68,853	$ 4,729,513
Sempra Energy	162,537	26,226,970
		$ 30,956,483
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	182,306	$ 28,561,881
ConocoPhillips	129,368	12,357,231
EOG Resources, Inc.	167,473	19,554,148
Phillips 66	109,182	9,472,630
		$ 69,945,890
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 16,252,893
		$ 16,252,893
Pharmaceuticals — 12.8%
Bristol-Myers Squibb Co.	183,774	$ 13,832,669
Eli Lilly & Co.	76,320	22,295,362
Johnson & Johnson	152,761	27,567,250
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	167,049	$ 14,815,576
Royalty Pharma PLC, Class A	82,011	3,492,028
Sanofi	155,267	16,410,927
Zoetis, Inc.	101,295	17,954,539
		$116,368,351
Road & Rail — 1.3%
Union Pacific Corp.	50,876	$ 11,919,738
		$ 11,919,738
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	258,430	$ 11,264,964
QUALCOMM, Inc.	69,710	9,737,790
Texas Instruments, Inc.	65,886	11,217,091
		$ 32,219,845
Software — 1.8%
Microsoft Corp.	25,630	$ 7,112,837
Oracle Corp.	52,884	3,881,686
VMware, Inc., Class A	50,491	5,455,048
		$ 16,449,571
Specialty Retail — 2.7%
Home Depot, Inc. (The)	81,060	$ 24,350,424
		$ 24,350,424
Total Common Stocks (identified cost $430,901,139)		$906,497,745

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(2)	2,855,274	$ 2,855,274
Total Short-Term Investments (identified cost $2,855,274)		$ 2,855,274
Total Investments — 100.3% (identified cost $433,756,413)		$909,353,019
Other Assets, Less Liabilities — (0.3)%		$ (2,480,509)
Net Assets — 100.0%		$906,872,510

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $430,901,139)	$ 906,497,745
Affiliated investment, at value (identified cost $2,855,274)	2,855,274
Dividends receivable	1,022,935
Dividends receivable from affiliated investment	57
Tax reclaims receivable	305,573
Total assets	$910,681,584
Liabilities
Payable for investments purchased	$ 3,179,758
Payable to affiliates:
Investment adviser fee	502,561
Trustees' fees	4,289
Accrued expenses	122,466
Total liabilities	$ 3,809,074
Net Assets applicable to investors' interest in Portfolio	$906,872,510

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $62,672)	$ 10,979,189
Dividend income from affiliated investments	894
Securities lending income, net	1,850
Total investment income	$ 10,981,933
Expenses
Investment adviser fee	$ 3,102,791
Trustees’ fees and expenses	25,760
Custodian fee	108,198
Legal and accounting services	31,821
Miscellaneous	12,489
Total expenses	$ 3,281,059
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 3
Total expense reductions	$ 3
Net expenses	$ 3,281,056
Net investment income	$ 7,700,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 31,094,559(1)
Investment transactions - affiliated investments	(670)
Foreign currency transactions	(1,427)
Net realized gain	$ 31,092,462
Change in unrealized appreciation (depreciation):
Investments	$ (110,892,991)
Foreign currency	(17,681)
Net change in unrealized appreciation (depreciation)	$(110,910,672)
Net realized and unrealized loss	$ (79,818,210)
Net decrease in net assets from operations	$ (72,117,333)
(1)	Includes $11,829,764 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,700,877	$ 11,303,165
Net realized gain	31,092,462 (1)	50,830,291 (2)
Net change in unrealized appreciation (depreciation)	(110,910,672)	241,676,051
Net increase (decrease) in net assets from operations	$ (72,117,333)	$303,809,507
Capital transactions:
Contributions	$ 10,820,059	$ 20,515,433
Withdrawals	(26,167,579)	(34,694,681)
Net decrease in net assets from capital transactions	$ (15,347,520)	$ (14,179,248)
Net increase (decrease) in net assets	$ (87,464,853)	$289,630,259
Net Assets
At beginning of period	$ 994,337,363	$ 704,707,104
At end of period	$ 906,872,510	$994,337,363
(1)	Includes $11,829,764 of net realized gains from redemptions in-kind.
(2)	Includes $13,829,598 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.68%	0.68%	0.68%	0.68%	0.69%
Net investment income	1.58% (1)	1.27%	1.73%	1.74%	1.49%	1.74%
Portfolio Turnover	15% (3)	11%	25%	18%	10%	30%
Total Return	(7.39)% (3)	43.69%	(4.18)%	12.90%	8.55%	20.97%
Net assets, end of period (000’s omitted)	$906,873	$994,337	$704,707	$788,248	$730,479	$712,901
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.6% and 18.4%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $2 billion	0.6000%
$2 billion but less than $5 billion	0.5750%
$5 billion and over	0.5550%
For the six months ended April 30, 2022, the investment adviser fee amounted to $3,102,791 or 0.64% (annualized) of the Portfolio's average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $3 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $157,534,221 and $146,231,403, respectively, for the six months ended April 30, 2022. In-kind sales for the six months ended April 30, 2022 aggregated $14,579,998.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$436,575,598
Gross unrealized appreciation	$ 476,761,457
Gross unrealized depreciation	(3,984,036)
Net unrealized appreciation	$472,777,421
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2022, the Portfolio had no securities on loan.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $2,855,274, which represents 0.3% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$3,069,396	$31,715,724	$(34,784,450)	$ (670)	$ —	$ —	$ 837	—
Liquidity Fund	—	2,958,849	(103,575)	—	—	2,855,274	57	2,855,274
Total				$(670)	$ —	$2,855,274	$894
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 60,070,110	$ —	$ —	$ 60,070,110
Consumer Discretionary	31,264,886	—	—	31,264,886
Consumer Staples	51,747,661	17,931,167	—	69,678,828
Energy	69,945,890	—	—	69,945,890
Financials	164,275,632	—	—	164,275,632
Health Care	178,927,771	16,410,927	—	195,338,698
Industrials	104,431,207	—	—	104,431,207
Information Technology	82,260,670	—	—	82,260,670
Materials	29,102,099	—	—	29,102,099
Real Estate	41,279,001	—	—	41,279,001
Utilities	58,850,724	—	—	58,850,724
Total Common Stocks	$872,155,651	$34,342,094*	$ —	$906,497,745
Short-Term Investments	$ 2,855,274	$ —	$ —	$ 2,855,274
Total Investments	$875,010,925	$34,342,094	$ —	$909,353,019
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Value Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022